Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Variable lease costs	$ 734	$ 777	$ 792
Short-term lease costs	101	43	96
Low-value lease costs	$ 25	$ 24	$ 28